UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
August 31, 2018
unaudited
Common stocks 92.89% Information technology 16.69%	Shares	Value (000)
Samsung Electronics Co., Ltd.	46,326,700	$2,016,376
Samsung Electronics Co., Ltd., nonvoting preferred	447,450	15,958
Microsoft Corp.	13,844,700	1,555,175
Alphabet Inc., Class A1	753,480	928,137
Alphabet Inc., Class C1	510,967	622,455
Intel Corp.	19,500,700	944,419
SK hynix, Inc.	11,615,000	866,051
Facebook, Inc., Class A1	4,904,400	861,850
Broadcom Inc.	3,798,558	831,998
Taiwan Semiconductor Manufacturing Co., Ltd.	85,712,000	714,383
Micron Technology, Inc.[1]	12,040,000	632,341
QUALCOMM Inc.	9,120,549	626,673
Tencent Holdings Ltd.	13,183,500	571,096
Alibaba Group Holding Ltd. (ADR)[1]	2,918,400	510,749
ASML Holding NV	2,458,193	501,162
AAC Technologies Holdings Inc.	42,930,500	475,866
Texas Instruments Inc.	4,196,185	471,651
Mastercard Inc., Class A	1,864,072	401,819
Accenture PLC, Class A	2,323,000	392,750
Tokyo Electron Ltd.	2,253,500	382,817
Apple Inc.	1,477,200	336,255
Nintendo Co., Ltd.	915,280	330,822
Applied Materials, Inc.	6,151,000	264,616
United Microelectronics Corp.	451,798,809	255,208
Xiaomi Corp., Class B1	114,690,400	245,491
Western Union Co.	10,558,165	199,760
Tableau Software, Inc., Class A1	1,139,700	127,487
NetEase, Inc. (ADR)	514,300	101,682
Kingboard Holdings Ltd.	28,573,500	101,570
Murata Manufacturing Co., Ltd.	486,200	83,951
HP Inc.	2,606,000	64,238
Visa Inc., Class A	385,000	56,553
MediaTek Inc.	2,285,000	18,710
Cielo SA, ordinary nominative	4,350,000	16,127
		16,526,196
Financials 13.66%
Prudential PLC	52,423,799	1,179,190
China Construction Bank Corp., Class H	1,105,305,000	978,738
HDFC Bank Ltd.	25,338,610	736,370
HDFC Bank Ltd. (ADR)	540,900	54,777
AIA Group Ltd.	91,051,696	785,373
Zurich Insurance Group AG	2,019,339	615,021
Barclays PLC	257,783,756	587,196
Bank of China Ltd., Class H	1,239,714,535	557,565
Wells Fargo & Co.	9,069,300	530,373
Banco Santander, SA	103,167,373	513,495
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks Financials (continued)	Shares	Value (000)
KB Financial Group Inc.	10,863,814	$504,567
Kotak Mahindra Bank Ltd.	27,617,279	501,230
UBS Group AG	27,038,166	422,205
BNP Paribas SA	6,639,303	389,798
CME Group Inc., Class A	2,147,910	375,304
Agricultural Bank of China Ltd., Class H	755,324,000	365,693
Société Générale	7,951,991	325,275
American International Group, Inc.	5,390,500	286,613
Sampo Oyj, Class A	5,395,288	275,992
DBS Group Holdings Ltd	13,753,554	250,010
Principal Financial Group, Inc.	4,430,000	244,492
JPMorgan Chase & Co.	2,007,400	230,008
Hana Financial Group Inc.	5,820,560	223,274
Insurance Australia Group Ltd.	36,381,500	201,914
Intesa Sanpaolo SpA	75,522,180	186,502
ABN AMRO Group NV, depository receipts	6,407,032	173,504
Julius Baer Group Ltd.	3,183,351	169,209
Deutsche Boerse AG	1,206,469	166,649
Standard Life Aberdeen PLC	39,549,981	162,489
CIT Group Inc.	2,800,000	151,872
Bank of Montreal	1,733,961	142,132
Lloyds Banking Group PLC	177,968,764	136,821
Royal Bank of Canada	1,695,000	134,639
Industrial and Commercial Bank of China Ltd., Class H	177,511,000	130,723
Credit Suisse Group AG	8,568,000	128,310
Bankia, SA	31,272,478	117,502
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,167,000	116,360
BOC Hong Kong (Holdings) Ltd.	18,710,000	91,300
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, Class B (ADR)	9,750,000	76,537
PNC Financial Services Group, Inc.	500,000	71,770
Citigroup Inc.	450,000	32,058
HSBC Holdings PLC (HKD denominated)	2,852,400	25,022
Moody’s Corp.	139,500	24,834
Intercontinental Exchange, Inc.	292,700	22,312
Aon PLC, Class A	143,500	20,888
Marsh & McLennan Companies, Inc.	245,600	20,785
Janus Henderson Group PLC	704,740	19,909
Grupo Financiero Inbursa, SAB de CV	12,196,651	19,382
Invesco Ltd.	746,300	17,986
Chubb Ltd.	118,300	15,999
Bank of Ireland Group PLC	1,846,667	15,090
		13,525,057
Consumer discretionary 11.81%
Netflix, Inc.[1]	4,304,172	1,582,558
Amazon.com, Inc.[1]	763,183	1,536,066
LVMH Moët Hennessy-Louis Vuitton SE	2,146,700	752,144
Home Depot, Inc.	3,369,500	676,495
NIKE, Inc., Class B	8,171,800	671,722
Hyundai Motor Co.	5,592,000	627,948
Hyundai Motor Co., Series 2	366,726	28,201
Ocado Group PLC[1,2]	41,916,497	582,825
Sony Corp.	6,361,000	363,420
Kering SA	636,696	345,873
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Hyundai Mobis Co., Ltd.	1,536,604	$309,212
ProSiebenSat.1 Media SE	10,769,000	283,628
InterContinental Hotels Group PLC	3,915,065	241,349
Norwegian Cruise Line Holdings Ltd.[1]	4,362,000	233,847
McDonald’s Corp.	1,381,500	224,121
ITV PLC	100,850,000	210,045
Galaxy Entertainment Group Ltd.	26,773,000	198,186
Shimano Inc.	1,151,200	177,586
Industria de Diseño Textil, SA	5,828,833	176,250
Daimler AG	2,713,750	175,454
Six Flags Entertainment Corp.	2,400,000	162,120
Ctrip.com International, Ltd. (ADR)[1]	4,115,000	161,102
Marriott International, Inc., Class A	1,273,593	161,071
Bayerische Motoren Werke AG	1,659,100	160,631
Viacom Inc., Class B	5,482,488	160,527
Carnival Corp., units	2,292,200	140,947
Paddy Power Betfair PLC	1,407,497	128,250
Booking Holdings Inc.[1]	65,400	127,631
Midea Group Co., Ltd., Class A	19,941,772	121,468
Wynn Macau, Ltd.	40,216,800	111,959
Sands China Ltd.	22,566,000	110,117
Compass Group PLC	4,873,000	104,777
Toyota Motor Corp.	1,584,500	98,826
General Motors Co.	2,064,000	74,407
Greene King PLC	10,660,403	67,265
Comcast Corp., Class A	1,725,000	63,808
Las Vegas Sands Corp.	954,000	62,411
Lowe’s Companies, Inc.	558,000	60,682
Li & Fung Ltd.	209,500,000	59,523
Merlin Entertainments PLC	10,090,000	48,649
Astra International Tbk PT	63,601,100	31,304
Starbucks Corp.	502,500	26,859
MGM Resorts International	917,000	26,584
Wynn Resorts, Ltd.	103,804	15,398
Harley-Davidson, Inc.	310,371	13,228
		11,696,474
Health care 11.80%
AbbVie Inc.	29,611,073	2,842,071
Amgen Inc.	8,003,139	1,599,107
Novartis AG	13,336,000	1,105,956
Abbott Laboratories	13,963,000	933,287
Daiichi Sankyo Co., Ltd.	21,749,700	849,160
UnitedHealth Group Inc.	3,155,900	847,233
Stryker Corp.	4,191,100	710,098
Thermo Fisher Scientific Inc.	2,776,933	663,965
Gilead Sciences, Inc.	7,028,520	532,270
Teva Pharmaceutical Industries Ltd. (ADR)	13,907,575	318,622
Medtronic PLC	2,963,000	285,663
AstraZeneca PLC	2,056,000	154,466
Grifols, SA, Class B, preferred nonvoting, non-registered shares	6,770,000	143,806
Illumina, Inc.[1]	355,382	126,100
Essilor International SA	868,900	125,366
Merck & Co., Inc.	1,524,400	104,558
Express Scripts Holding Co.[1]	1,165,000	102,543
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks Health care (continued)	Shares	Value (000)
GlaxoSmithKline PLC	4,096,320	$82,868
Eli Lilly and Co.	591,500	62,492
Pfizer Inc.	1,375,000	57,090
Shanghai Pharmaceutical (Group) Co., Ltd., Class H	6,630,900	17,404
Danaher Corp.	144,600	14,972
		11,679,097
Energy 7.37%
Royal Dutch Shell PLC, Class B	27,397,500	902,372
Royal Dutch Shell PLC, Class A (GBP denominated)	18,441,110	598,058
Royal Dutch Shell PLC, Class B (ADR)	344,800	23,233
Royal Dutch Shell PLC, Class A (ADR)	45,689	2,980
Royal Dutch Shell PLC, Class A (EUR denominated)	15,502	504
TOTAL SA	12,995,672	812,614
Canadian Natural Resources, Ltd. (CAD denominated)	18,817,448	642,533
Canadian Natural Resources, Ltd.	1,467,000	50,127
BP PLC	81,560,778	578,712
EOG Resources, Inc.	4,833,700	571,488
TransCanada Corp.	10,504,150	447,372
Enbridge Inc. (CAD denominated)	9,729,783	331,856
Enbridge Inc. (CAD denominated)[3]	2,351,836	80,215
Suncor Energy Inc.	8,892,044	366,039
Halliburton Co.	8,071,783	321,984
Noble Energy, Inc.	8,837,400	262,648
Oil Search Ltd.	35,891,423	231,189
Exxon Mobil Corp.	2,836,000	227,362
Chevron Corp.	1,707,900	202,318
ONEOK, Inc.	1,810,207	119,311
Eni SpA	5,355,300	99,334
Eni SpA (ADR)	253,148	9,405
Kinder Morgan, Inc.	5,864,000	103,793
Golar LNG Ltd.	3,085,600	78,868
Williams Companies, Inc.	1,912,600	56,594
Southwestern Energy Co.[1]	9,239,284	51,925
Chesapeake Energy Corp.[1]	9,500,000	42,085
Schlumberger Ltd.	361,500	22,832
Occidental Petroleum Corp.	281,500	22,483
Helmerich & Payne, Inc.	295,400	19,369
ConocoPhillips	203,500	14,943
		7,294,546
Consumer staples 6.65%
British American Tobacco PLC	17,195,830	829,654
British American Tobacco PLC (ADR)	4,457,483	215,653
Imperial Brands PLC	26,100,178	928,503
Altria Group, Inc.	14,470,500	846,814
Nestlé SA	9,427,348	791,537
Pernod Ricard SA	3,603,993	568,934
Philip Morris International Inc.	5,199,100	404,958
Treasury Wine Estates Ltd.	26,865,307	376,033
Hengan International Group Co. Ltd.	38,833,700	349,559
Kirin Holdings Co., Ltd.	13,943,800	344,799
Thai Beverage PCL	392,606,400	177,346
Kimberly-Clark Corp.	1,200,000	138,648
Procter & Gamble Co.	1,500,000	124,425
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Coca-Cola Co.	2,643,000	$117,798
Hormel Foods Corp.	2,646,000	103,591
Associated British Foods PLC	2,139,111	63,480
Kroger Co.	1,505,600	47,426
Unilever PLC	605,800	34,494
Diageo PLC	659,200	23,028
Carlsberg A/S, Class B	159,035	19,414
Japan Tobacco Inc.	711,000	18,698
Danone SA	235,473	18,537
Reckitt Benckiser Group PLC	190,100	16,165
Mondelez International, Inc.	311,600	13,312
Shoprite Holdings Ltd.	815,169	11,316
		6,584,122
Industrials 6.49%
Airbus SE, non-registered shares	7,123,198	878,584
Lockheed Martin Corp.	1,865,000	597,565
CSX Corp.	7,824,226	580,245
General Dynamics Corp.	2,435,000	470,929
Aena SME, SA, non-registered shares	1,974,943	349,593
Boeing Co.	916,000	313,996
International Consolidated Airlines Group, SA (CDI)	33,788,657	302,607
BAE Systems PLC	32,835,000	257,968
Edenred SA	6,751,490	257,282
ASSA ABLOY AB, Class B	12,246,167	249,606
Emerson Electric Co.	3,000,000	230,190
Komatsu Ltd.	8,015,000	228,021
J.B. Hunt Transport Services, Inc.	1,881,000	227,131
Northrop Grumman Corp.	539,000	160,886
Babcock International Group PLC	16,932,149	156,603
Adecco Group AG	2,129,050	130,434
RELX PLC	5,740,700	127,267
Union Pacific Corp.	709,740	106,901
CCR SA, ordinary nominative	44,348,044	101,912
Fosun International Ltd.	51,485,600	93,148
ALD SA	4,763,000	88,735
Airports of Thailand PCL, foreign registered	42,000,000	85,655
Ryanair Holdings PLC (ADR)[1]	577,222	58,802
Alliance Global Group, Inc.[1]	166,723,940	43,031
Recruit Holdings Co., Ltd.	1,341,000	40,878
Jardine Matheson Holdings Ltd.	644,000	40,649
United Technologies Corp.	300,000	39,510
Waste Connections, Inc.	474,000	37,631
General Electric Co.	2,891,000	37,410
TransDigm Group Inc.[1]	104,200	36,470
Deere & Co.	213,400	30,687
Safran SA	195,275	25,454
IDEX Corp.	128,300	19,657
Kubota Corp.	849,000	13,269
Hyundai Heavy Industries Co., Ltd.[1]	78,722	8,345
		6,427,051
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks Materials 4.23%	Shares	Value (000)
Vale SA, ordinary nominative	51,612,611	$679,450
Vale SA, ordinary nominative (ADR)	38,377,864	506,588
Rio Tinto PLC	20,198,300	958,149
Asahi Kasei Corp.	40,946,000	600,684
Alcoa Corp.[1]	7,367,373	329,100
Akzo Nobel NV	3,230,678	301,951
Air Liquide SA, non-registered shares	2,248,400	283,167
Koninklijke DSM NV	1,135,972	119,173
Fortescue Metals Group Ltd.	33,010,981	91,129
BASF SE	951,000	87,968
Nitto Denko Corp.	996,100	77,350
Norsk Hydro ASA	7,128,926	39,367
Freeport-McMoRan Inc.	2,400,000	33,720
Amcor Ltd.	2,670,315	27,451
Nutrien Ltd.	479,450	27,151
Shin-Etsu Chemical Co., Ltd.	255,000	23,926
		4,186,324
Utilities 4.19%
ENGIE SA	37,646,763	551,912
ENGIE SA, bonus shares[4]	19,221,899	281,798
Naturgy Energy Group, SA	25,306,000	679,419
Iberdrola, SA, non-registered shares	60,758,588	452,915
China Resources Gas Group Ltd.	80,946,000	368,698
Dominion Energy, Inc.	4,167,422	294,929
Ørsted AS	4,479,790	283,205
Enel SPA	43,870,000	216,928
EDP - Energias de Portugal, SA	47,233,437	184,490
Sempra Energy	1,500,000	174,120
National Grid PLC	14,195,166	149,067
CK Infrastructure Holdings Ltd.	17,402,500	127,269
SSE PLC	7,163,229	116,363
CMS Energy Corp.	2,285,000	112,514
Power Grid Corp. of India Ltd.	32,019,000	90,965
Red Eléctrica de Corporación, SA	2,934,000	61,642
		4,146,234
Telecommunication services 2.68%
Verizon Communications Inc.	18,250,310	992,270
Nippon Telegraph and Telephone Corp.	14,279,000	636,136
LG Uplus Corp.[2]	29,169,442	411,409
SoftBank Group Corp.	2,755,509	255,438
BT Group PLC	73,205,186	206,280
Inmarsat PLC	11,030,000	77,848
Bezeq - The Israel Telecommunication Corp. Ltd.	47,540,000	56,837
Koninklijke KPN NV	5,520,039	14,103
		2,650,321
Real estate 2.47%
Sun Hung Kai Properties Ltd.	29,957,750	444,667
Daito Trust Construction Co., Ltd.	2,359,200	353,530
CK Asset Holdings Ltd.	44,808,485	319,418
Link Real Estate Investment Trust REIT	22,918,002	228,341
SM Prime Holdings, Inc.	308,835,259	225,267
China Resources Land Ltd.	59,410,000	207,022
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
Crown Castle International Corp. REIT	1,555,100	$177,328
Sino Land Co. Ltd.	92,610,000	156,931
American Campus Communities, Inc. REIT	2,444,279	102,489
Henderson Land Development Co. Ltd.	14,953,950	79,069
American Tower Corp. REIT	381,138	56,835
Fibra Uno Administración, SA de CV REIT	31,315,000	41,075
Unibail-Rodamco-Westfield, non-registered shares REIT[4]	137,971	28,987
Iron Mountain Inc. REIT	775,000	27,977
		2,448,936
Miscellaneous 4.85%
Other common stocks in initial period of acquisition		4,800,483
Total common stocks (cost: $70,248,899,000)		91,964,841
Convertible stocks 0.09% Real estate 0.05%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	44,700	49,125
Energy 0.04%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	1,188,200	39,698
Total convertible stocks (cost: $86,693,000)		88,823
Bonds, notes & other debt instruments 0.52% Corporate bonds & notes 0.32% Health care 0.14%	Principal amount (000)
Teva Pharmaceutical Finance Co. BV 6.00% 2024	$ 85,907	87,334
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	49,567
		136,901
Telecommunication services 0.10%
CenturyLink, Inc. 7.50% 2024	7,016	7,525
CenturyLink, Inc., Series T, 5.80% 2022	20,048	20,593
Sprint Corp. 11.50% 2021	33,950	40,146
T-Mobile US, Inc. 6.375% 2025	7,105	7,407
T-Mobile US, Inc. 6.50% 2026	22,126	23,447
		99,118
Energy 0.04%
Petróleos Mexicanos 6.35% 2048[3]	3,378	3,015
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[5]	36,500	37,321
		40,336
Financials 0.04%
Discover Financial Services 10.25% 2019	4,334	4,573
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated) (3-month USD-LIBOR + 1.27% on 5/21/2037)[3,5]	30,300	31,247
Turkiye Garanti Bankasi AS 5.875% 2023	1,700	1,411
		37,231
Total corporate bonds & notes		313,586
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.17%	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 2027	BRL58,000	$12,718
Colombia (Republic of), Series B, 7.50% 2026	COP80,150,000	27,776
India (Republic of) 8.60% 2028	INR1,220,300	17,691
Indonesia (Republic of), Series 68, 8.375% 2034	IDR530,800,000	35,778
Turkey (Republic of) 7.10% 2023	TRY177,640	14,420
Turkey (Republic of) 9.00% 2024	79,648	7,763
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	53,355
		169,501
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 1.125% 2019[6]	$30,000	29,837
Total U.S. Treasury bonds & notes		29,837
Total bonds, notes & other debt instruments (cost: $499,574,000)		512,924
Short-term securities 6.35%
Apple Inc. 2.06%–2.08% due 9/6/2018–10/25/2018[3]	125,000	124,678
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.25%–2.26% due 11/2/2018–11/7/2018	150,000	149,410
BASF SE 2.03%–2.05% due 9/19/2018–9/26/2018[3]	150,000	149,810
BNP Paribas, New York Branch 2.22%–2.28% due 9/4/2018–10/5/2018	164,700	164,484
CAFCO, LLC 2.25% due 11/26/2018[3]	75,000	74,599
Canadian Imperial Bank of Commerce 2.19% due 9/11/2018[3]	115,400	115,334
Canadian Imperial Holdings Inc. 2.25% due 10/10/2018	25,000	24,943
CPPIB Capital Inc. 2.05%–2.15% due 10/11/2018–11/14/2018	90,000	89,706
CRC Funding, LLC 2.24%–2.27% due 9/5/2018–11/20/2018[3]	125,000	124,708
Essilor International 2.03%–2.06% due 9/10/2018–10/12/2018[3]	100,000	99,890
ExxonMobil Corp. 2.02% due 9/12/2018	75,000	74,952
Federal Home Loan Bank 1.90%–2.05% due 9/13/2018–11/21/2018	1,729,900	1,725,674
Freddie Mac 1.91%–2.06% due 9/19/2018–12/19/2018	300,000	298,663
Hydro-Québec 2.02% due 10/2/2018[3]	25,000	24,956
ING (U.S.) Funding LLC 2.34%–2.35% due 11/6/2018–11/8/2018	176,600	175,864
John Deere Financial Ltd. 2.03% due 10/11/2018[3]	25,000	24,943
KfW 2.19% due 11/28/2018[3]	30,000	29,836
Mizuho Bank, Ltd. 2.25%–2.32% due 9/6/2018–10/12/2018[3]	201,900	201,651
Nestlé Capital Corp. 2.19% due 11/15/2018[3]	100,000	99,547
Nordea Bank AB 2.24% due 9/21/2018[3]	87,800	87,700
Procter & Gamble Co. 1.97% due 9/13/2018[3]	50,000	49,965
Province of Alberta 2.22% due 11/1/2018[3]	50,000	49,822
Province of Ontario 2.01%–2.15% due 10/3/2018–11/23/2018	75,000	74,787
Québec (Province of) 2.06%–2.07% due 10/3/2018–10/11/2018[3]	103,600	103,388
Roche Holdings, Inc. 2.02%–2.03% due 9/6/2018–10/3/2018[3]	60,000	59,951
Sumitomo Mitsui Banking Corp. 2.27%–2.29% due 9/24/2018–10/22/2018[3]	178,100	177,692
Swedbank AB 2.22%–2.23% due 10/9/2018–10/17/2018	100,000	99,766
Toronto-Dominion Bank 2.00% due 9/4/2018[3]	9,500	9,498
Total Capital Canada Ltd. 2.13%–2.16% due 9/7/2018–10/16/2018[3]	160,000	159,707
Toyota Motor Credit Corp. 2.22% due 10/5/2018	50,000	49,903
U.S. Treasury Bills 1.96%–2.18% due 10/18/2018–2/14/2019	1,359,700	1,350,621
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Short-term securities	Principal amount (000)	Value (000)
Victory Receivables Corp. 2.10% due 9/7/2018–10/18/2018[3]	$85,400	$85,291
Wal-Mart Stores, Inc. 1.97% due 9/10/2018–9/18/2018[3]	155,000	154,872
Total short-term securities (cost: $6,286,064,000)		6,286,611
Total investment securities 99.85% (cost: $77,121,230,000)		98,853,199
Other assets less liabilities 0.15%		146,818
Net assets 100.00%		$99,000,017
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 8/31/2018 (000)
Purchases (000)	Sales (000)
USD23,152	GBP17,739	Bank of America, N.A.	9/10/2018	$145
USD180,338	GBP140,000	Citibank	9/26/2018	(1,355)
				$(1,210)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 8/31/2018 (000)
Common stocks 1.00%
Consumer discretionary 0.59%
Ocado Group PLC[1]	39,080,197	2,836,300	—	41,916,497	$—	$378,240	$—	$582,825
Greene King PLC[7]	16,165,653	—	5,505,250	10,660,403	(33,494)	27,953	5,318	—
ProSiebenSat.1 Media SE7	13,255,754	—	2,486,754	10,769,000	(8,578)	(39,584)	24,528	—
								582,825
Telecommunication services 0.41%
LG Uplus Corp.	29,169,442	—	—	29,169,442	—	20,654	10,843	411,409
Total 1.00%					$(42,072)	$387,263	$40,689	$994,234
Capital World Growth and Income Fund — Page 9 of 12

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,122,315,000, which represented 2.14% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $341,271,000, which represented .34% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,759,000, which represented less than .01% of the net assets of the fund.
[7]	Unaffiliated issuer at 8/31/2018.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $244,694,000.
Capital World Growth and Income Fund — Page 10 of 12

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2018 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$16,526,196	$—	$—	$16,526,196
Financials	13,525,057	—	—	13,525,057
Consumer discretionary	11,696,474	—	—	11,696,474
Health care	11,679,097	—	—	11,679,097
Energy	7,294,546	—	—	7,294,546
Consumer staples	6,584,122	—	—	6,584,122
Industrials	6,427,051	—	—	6,427,051
Materials	4,186,324	—	—	4,186,324
Utilities	3,864,436	281,798	—	4,146,234
Telecommunication services	2,650,321	—	—	2,650,321
Real estate	2,419,949	28,987	—	2,448,936
Miscellaneous	4,769,997	30,486	—	4,800,483
Convertible stocks	88,823	—	—	88,823
Bonds, notes & other debt instruments	—	512,924	—	512,924
Short-term securities	—	6,286,611	—	6,286,611
Total	$91,712,393	$7,140,806	$—	$98,853,199

Capital World Growth and Income Fund — Page 11 of 12

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$145	$—	$145
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,355)	—	(1,355)
Total	$—	$(1,210)	$—	$(1,210)
*	Securities with a value of $43,920,353,000, which represented 44.36% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols

ADR = American Depositary Receipts	HKD = Hong Kong dollars
BRL = Brazilian reais	IDR = Indonesian rupiah
CAD = Canadian dollars	INR = Indian rupees
CDI = CREST Depository Interest	LIBOR = London Interbank Offered Rate
COP = Colombian pesos	MXN = Mexican pesos
EUR = Euros	TRY = Turkish lira
GBP = British pounds	USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2018 Capital Group. All rights reserved.
MFGEFPX-033-1018O-S66131	Capital World Growth and Income Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: October 29, 2018